PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Customer remediation - Motor	Restructuring	Property	Other - restructuri ng and specific provisions	ECL on undrawn facilities and guarantees	Regulatory levies and fees	Bank Levy	Litigation and other regulatory	Customer remediation - other	Other - fraud and operational losses	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2026	461	21	31	10	83	6	19	38	7	7	683
Additional provisions	179	95	9	85	6	83	–	–	–	48	505
Provisions released	–	–	–	(2)	(3)	–	–	–	–	–	(5)
Utilisation and other	(17)	(44)	(5)	(92)	–	(18)	(59)	(6)	(1)	(50)	(292)
Reclassification from provisions to other assets	–	–	–	–	–	–	59	–	–	–	59
At 30 June 2026	623	72	35	1	86	71	19	32	6	5	950
Income statement line	Restructuring and specific provisions				Credit impairment charges	Regulatory fees and levies		Operating expenses
The last row in the table above shows where the additional provisions and provisions released appear in the income statement.